Investment Portfolioas of November 30, 2023 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.6%
New York 93.9%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,433,653
Series B, AMT, 5.0%, 12/15/2026	500,000	519,586
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,376,416
Series D, 4.0%, 11/1/2051	1,000,000	888,720
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,040,360
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,147,150
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	753,235
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	918,400
Series A, 4.0%, 11/1/2045	1,000,000	874,578
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	680,168
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	190,950
4.0%, 7/1/2037	200,000	186,956
4.0%, 7/1/2038	200,000	182,887
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,659,368
Long Island, NY, Electric System Revenue, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,032,861
5.0%, 9/1/2039	1,000,000	1,058,406
Series E, 5.0%, 9/1/2053	1,000,000	1,076,188
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,612,289
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	849,121
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,178,379
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	963,339
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	958,543
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,051,194
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,205,714
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,500,163
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,522,199
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	658,721
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	808,784

New York, Build New York City Resource Corp. Revenue, East Harlem Scholars Obligated Group, 144A, 5.75%, 6/1/2042	1,000,000	1,017,305
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,029,466
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	914,506
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	904,944
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	750,747
New York, General Obligation, Series B, 5.0%, 3/15/2041	1,000,000	1,125,447
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,547,080
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,074,177
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,436,867
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 3.25% (a), 12/1/2023, LOC: Barclays Bank PLC	3,700,000	3,700,000
Series B, 4.0%, 11/15/2034	3,500,000	3,512,401
Series D1, 5.0%, 11/15/2043	1,000,000	1,043,163
Seies A2, 5.0% (b), 11/15/2045	2,665,000	2,831,646
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	484,849
Series A, 4.0%, 7/1/2032	500,000	481,678
Series A, 4.0%, 7/1/2033	500,000	478,234
Series A, 4.0%, 7/1/2035	500,000	469,052
Series A, 5.0%, 7/1/2030	500,000	518,654
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,575,158
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series 1, 5.0%, 1/15/2026	1,095,000	1,140,767
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	483,190
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,793,810
New York, State Dormitory Authority Revenue, State University:
Series A, 5.0%, 7/1/2048	1,145,000	1,184,695
Series A, Prerefunded, 5.0%, 7/1/2048	855,000	939,213
Series A, 5.0%, 7/1/2053	835,000	879,229
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,980,148
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,555,267
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,524,705
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,036,953
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	372,516
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,029
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities, Series A, 5.0%, 7/1/2038	1,000,000	1,049,491
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,298,320
New York, State Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	1,855,000	1,938,991
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AGMC	1,100,000	1,189,575

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,449,758
Series A, 5.0%, 3/15/2045	2,835,000	2,949,129
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (b), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	250,050
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (b), 11/1/2062	1,000,000	1,000,566
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,726,669	1,245,116
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	172,347
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,579,569
“3", Series A, 3.5%, 9/15/2052	1,000,000	764,346
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	595,000	581,251
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	833,491
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2040, INS: AGMC	665,000	665,304
Series A, 4.0%, 11/15/2041, INS: AGMC	585,000	582,879
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	332,818
Series A, 5.25%, 11/15/2040, INS: AGMC	450,000	510,348
Series A, 5.25%, 11/15/2041, INS: AGMC	400,000	451,266
Series A, 5.25%, 11/15/2043, INS: AGMC	500,000	558,113
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 4.0%, 1/1/2038	500,000	500,071
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	452,231
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	966,077
AMT, 6.0%, 4/1/2035	600,000	649,462
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	877,097
AMT, 6.0%, 6/30/2054 (c)	3,000,000	3,188,895
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,534,593
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	111,028
Series A, AMT, 5.0%, 12/1/2036	275,000	286,725
AMT, 5.0%, 12/1/2041	1,525,000	1,572,789
New York, State Urban Development Corp. Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,510,832
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	613,556
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series A, 5.0%, 11/15/2038	1,000,000	1,123,704
Series C, 5.0%, 5/15/2047	3,000,000	3,219,334
Series A, 5.0%, 11/15/2049	660,000	698,297
Series A, 5.0%, 11/15/2056	1,000,000	1,057,349
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,308,757
New York City, NY, General Obligation:
Series A-1, 5.0%, 9/1/2042	1,000,000	1,094,579
Series A, 5.0%, 8/1/2051	2,000,000	2,151,953
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A, 3.73% (b), 5/1/2063	1,000,000	990,372
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	959,067
New York City, NY, Municipal Water Finance Authority Revenue, Series DD, 5.25%, 6/15/2046	2,000,000	2,220,830

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series AA-1, 5.25%, 6/15/2053	1,000,000	1,105,198
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A3, 3.0%, 5/1/2045	3,000,000	2,360,147
Series E-1, 5.0%, 11/1/2040	3,000,000	3,356,765
Series E-1, 5.0%, 11/1/2041	1,000,000	1,111,619
Series F-1, 5.0%, 2/1/2043	585,000	637,889
Series A, 5.0%, 5/1/2053	2,000,000	2,152,494
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	1,000,000	1,054,553
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,824,823
New York, NY, General Obligation:
Series B1, 5.0%, 12/1/2034	2,800,000	2,944,650
Series B-1, 5.25%, 10/1/2043	1,000,000	1,113,746
Series D-1, 5.5%, 5/1/2044	285,000	320,984
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	345,608
Series A, AMT, 5.0%, 4/1/2038	600,000	615,916
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	298,166
Series B, 4.0%, 7/1/2040	290,000	263,219
5.0%, 7/1/2046	450,000	451,263
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 (d)	1,400,000	980,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,044,308
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,170,454
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,688,513
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,078,213
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,066,064
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,775,691
Suffolk County, NY, General Obligation, Series A, 5.0%, 6/15/2034	525,000	598,927
Suffolk County, NY, Tobacco Asset Securitization Corp., Seies A2, 4.0%, 6/1/2050	1,000,000	873,980
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,888,507
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, Series A, 5.0%, 5/15/2045	3,000,000	3,248,698
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	443,383
Series A, 5.0%, 9/1/2031	1,855,000	2,022,675
Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AGMC	1,000,000	1,099,063
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,792,807
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	291,606
Series A, 4.0%, 4/1/2051	600,000	570,046
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	558,676
Series A, 5.0%, 10/15/2050	325,000	282,265
Series A, 5.0%, 10/15/2054	465,000	398,234
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	661,636
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,538,683
		174,654,019
Guam 0.5%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	145,000	145,898

Guam, International Airport Authority Revenue, Series A, 3.839%, 10/1/2036	400,000	309,798
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	214,826
Series A, 5.0%, 10/1/2038	190,000	193,667
Series A, 5.0%, 10/1/2040	135,000	137,127
		1,001,316
Puerto Rico 2.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	359,482
Series A1, 4.0%, 7/1/2046	515,217	429,409
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	925,000	997,067
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	8,000,000	2,360,743
		4,146,701
Total Municipal Investments (Cost $188,644,261)		179,802,036

	Shares	Value ($)

Closed-End Investment Companies 3.2%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $5,724,091)	598,900	6,030,923

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $194,368,352)	99.8	185,832,959
Other Assets and Liabilities, Net	0.2	283,760
Net Assets	100.0	186,116,719
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$179,802,036	$—	$179,802,036
Closed-End Investment Companies	6,030,923	—	—	6,030,923
Total	$6,030,923	$179,802,036	$—	$185,832,959

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH1
R-080548-2 (1/25)